Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions			12 Months Ended
		Jul. 30, 2019	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Jul. 29, 2019
Earnings per share/ADS
Ratio of share subdivision		8
ADS ratio		8					1
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic			$ 13,053	¥ 87,600	¥ 63,985	¥ 43,675
Dilution effect arising from share-based awards issued by a subsidiary and equity investees | ¥				(42)	(21)	(11)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥				¥ 87,558	¥ 63,964	¥ 43,664
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	[1]		20,640	20,640	20,425	19,941
Adjustments for dilutive RSUs and share options (million shares)			348	348	456	638
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	[1]		20,988	20,988	20,881	20,579
Net income per ordinary share - basic | (per share)	[1]		$ 0.63	¥ 4.24	¥ 3.13	¥ 2.19
Net income per ordinary share - diluted | (per share)	[1]		0.62	4.17	3.06	2.12
Earnings per ADS
Net income per ADS - basic | (per share)			5.06	33.95	25.06	17.52
Net income per ADS - diluted | (per share)			$ 4.97	¥ 33.38	¥ 24.51	¥ 16.97

[1]	Note: Basic and diluted earnings per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).